AQUARIUS INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
May 31, 2022 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 90.5%
Advertising — 0.1%
Dentsu, Inc.	1,800	$59,925
Publicis Groupe SA	2,188	119,851
WPP, PLC	3,536	41,051
		220,827
Aerospace/Defense — 0.8%
Airbus Group SE	1,204	141,104
BAE Systems PLC, SP ADR	1,669	63,672
Elbit Systems Ltd.	139	28,463
MTU Aero Engines AG, ADR	562	55,846
Safran SA	629	65,171
Thales SA	21,868	2,670,396
		3,024,652
Agriculture — 0.3%
British American Tabacco, PLC, SP ADR	5,128	226,863
Imperial Brands, PLC, SP ADR	3,146	71,603
Japan Tobacco, Inc.	5,300	96,470
RLX Technology, Inc., ADR*	14,396	28,504
SLC Agricola SA	62,396	726,950
Swedish Match	4,980	51,471
		1,201,861
Airlines — 1.1%
China Airlines Ltd.	369,000	342,756
Ryanair Holding, PLC, SP ADR*	40,967	3,572,322
		3,915,078
Apparel — 2.2%
Adidas AG	16,047	3,188,016
Gildan Activewear, Inc.	5,757	181,230
Hermes International	80	95,653
LVMH Moet Hennessy Louis Vuitton SE	6,925	4,470,957
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	258,000
Shenzhou International Group Holdings Ltd.	6,400	87,864
		8,281,720
Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG, SP ADR	3,309	96,060
BYD Co., Ltd., Class H	11,500	408,725
Daimler AG	3,623	258,173
Daimler Truck Holding AG*	1,811	56,694
Ferrari NV	141	27,513
Ferrari NV, ADR	642	125,171
Hyundai Motor Co.	353	53,790
Iveco Group NV*	1,324	8,435
NIO, Inc., ADR*	3,625	63,039
Nissan Motor Co., Ltd.	10,100	39,259
Sinotruk Hong Kong Ltd.	22,500	31,911
Stellantis NV	5,160	77,425
Tata Motors, Ltd., SP ADR*	32,755	933,517
Toyota Motor Corp.	3,000	49,910
Toyota Motor Corp., SP ADR*	1,862	309,781
Volkswagen AG, ADR	5,060	113,698
Volvo AB, Class B	3,636	63,772
		2,716,873
Auto Parts & Equipment — 0.2%
Contemporary Amperex Technology Co., Ltd., Class A	6,322	386,006
Faurecia SE	87	2,421
Magna International, Inc.	3,010	195,409
Michelin	463	60,361
Vitesco Technologies Group AG*, Class A	88	4,167
		648,364
Banks — 8.9%
Australia & New Zealand Banking Group Ltd.	5,980	107,198
Banco do Brasil SA*	47,600	366,073
Banco Santander Brasil SA, ADR*	4,351	30,936
Banco Santander SA	37,238	120,793
Bangkok Bank	332,100	1,274,510
Bank Central Asia Tbk PT	2,351,815	1,244,349
Bank Leumi Le Israel	355,246	3,537,048
Bank Mandiri Persero Tbk PT, ADR	2,657	30,808
Bank Montreal	867	94,408
Bank of Ireland Group, PLC	605,778	4,092,679
Bank of Nova Scotia, (The)	2,203	149,165
Bank Rakyat Indonesia Persero Tbk PT, ADR	1,382	21,884
Barclays, PLC	126,063	268,714
Bendigo & Adelaide Bank Ltd.	12,614	94,365
BNP Paribas SA	2,636	150,873
BOC Hong Kong Holdings Ltd.	28,000	107,588
CaixaBank SA	65,952	238,725
Canadian Imperial Bank of Commerce	1,146	63,053
China Merchants Bank Co., Ltd., Class H	140,798	890,544
China Merchants Bank Co., Ltd., ADR	554	17,495
Commerzbank AG*	18,102	157,866
Commonwealth Bank Of Australia	4,044	302,596
Concordia Financial Group Ltd.	11,723	39,899
Credit Suisse Group AG, SP ADR*	4,199	29,603
Dah Sing Financial Holdings Ltd.	222,400	658,397
DBS Group Holdings Ltd.	128,400	2,894,795
DBS Group Holdings, Ltd., SP ADR	1,611	145,634
Deutsche Bank AG	8,776	98,116
DNB Bank ASA	12,189	247,196
FinecoBank Banca Fineco SpA	128,849	1,825,864
FirstRand Ltd.	13,495	62,479
Fukuoka Financial Group, Inc.	3,000	51,671
Grupo Aval Acciones y Valores SA, ADR	8,589	42,172
Grupo Financiero Banorte SAB de CV	170,185	1,100,208
HDFC Bank Ltd.	153,309	2,721,391
HDFC Bank, Ltd., ADR	10,243	589,689
HSBC Holdings, PLC, SP ADR	9,910	331,589
ICICI Bank, Ltd., SP ADR	71,872	1,383,536
ING Groep NV	7,103	80,318
Japan Post Bank Co., Ltd.	4,300	33,128
Macquarie Group Ltd.	749	99,511
Mediobanca Banca di Credito Finanziario SpA	3,974	40,769
Mitsubishi UFJ Financial Group Inc., SP ADR*	53,334	302,404
National Australia Bank Ltd.	7,689	172,379
National Australia Bank, Ltd., SP ADR	11,208	125,530
Nedbank Group, Ltd., SP ADR	2,666	40,443
Nordea Bank Abp	11,504	117,098
Nordea Bank Abp	93	948
Oversea-Chinese Bank Corp., Ltd.	9,000	77,643
Qatar National Bank QPSC	109,965	650,074
Royal Bank Canada	3,116	325,560
SCB X PCL*	217,100	716,899
Shinhan Financial Group Co., Ltd., SP ADR	9,162	316,730
Skandinaviska Enskilda Banken AB, Class A	2,661	29,431
Societe Generale SA	2,392	64,458
Standard Bank Group Ltd.	9,099	103,958
Standard Chart, PLC	4,154	33,020
Sumitomo Mitsui Financial Group Inc., SP ADR*	56,610	345,321
Svenska Handelsbanken AB, Class A	293,625	2,893,656
TCS Group Holding, PLC*	3,732	–
Toronto-Dominion Bank, (The)	3,903	297,682
UBS Group AG	13,717	258,685
UniCredit SpA	3,747	43,934
United Overseas Bank Ltd.	6,000	128,579
Woori Financial Group, Inc., SP ADR*	4,696	168,962
		33,051,029
Beverages — 3.7%
Ambev SA, ADR*	175,318	518,941
Anheuser-Busch InBev SA NV, SP ADR	2,087	118,333
Carlsberg A/S , Class B	499	63,516
China Resources Beer Holdings Co., Ltd.	14,000	87,257
Coca-Cola European Partners, PLC	476	25,290
Compania Cervecerias Unidas SA, SP ADR	2,146	30,066
Davide Campari-Milano NV	2,798	29,920
Diageo, PLC	121,315	5,636,434
Diageo, PLC, SP ADR	2,046	382,541
Endeavour Group Ltd/Australia	2,137	11,100
Fomento Economico Mexicano SAB de CV, SP ADR	461	34,501
Heineken NV	5,794	582,604
Kirin Holdings Co., Ltd.	2,800	43,312
Kweichow Moutai Co., Ltd., Class A	2,583	698,158
Pernod Ricard SA	300	58,916
Thai Beverage, PLC	7,751,500	3,927,819
Treasury Wine Estates Ltd.	3,609	30,763
United Spirits Ltd.*	41,390	429,731
Wuliangye Yibin Co., Ltd., Class A	38,198	980,080
		13,689,282
Biotechnology — 0.3%
Argenx SE, ADR*	90	27,837
CSL Ltd.	776	150,967
CSL Ltd., SP ADR	1,030	100,219
Genmab A/S*	2,019	614,501
Genmab A/S, SP ADR*	2,330	70,482
Legend Biotech Corp., ADR*	3,340	141,249
		1,105,255
Building Materials — 1.1%
Anhui Conch Cement Co., Ltd., Class H	9,500	48,118
Cemex SAB de CV, SP ADR*	5,460	25,498
CRH, PLC	79,007	3,260,845
CRH, PLC, SP ADR	3,605	149,571
Daikin Industries Ltd.	349	56,122
Daikin Industries, Ltd., SP ADR*	820	13,284
Geberit AG	90	49,419
James Hardie Industries PLC	2,896	74,761
Kingspan Group, PLC	371	30,543
LafargeHolcim Ltd.*	2,013	99,808
Rinnai Corp.	400	27,459
Semen Indonesia Persero Tbk PT, ADR	2,421	24,186
Sika AG	306	84,942
		3,944,556
Chemicals — 1.7%
Air Liquide SA	17,016	2,980,653
Air Liquide SA, ADR	1,771	61,826
Akzo Nobel NV, SP ADR	2,496	72,858
Asahi Kasei Corp.	6,000	48,477
BASF SE, SP ADR	9,844	134,961
Covestro AG(a)	1,716	78,658
Croda International, PLC	584	50,851
Daqo New Energy Corp.*	804	39,316
FUCHS PETROLUB SE	35,221	937,381
Givaudan SA	27	99,321
Givaudan SA, ADR	600	44,100
ICL Group Ltd.	12,592	138,260
Israel Chemicals Ltd.	24,673	275,622
Johnson Matthey, PLC	1,377	36,595
Koninklijke DSM NV	561	94,473
LANXESS AG	1,023	47,783
LG Chem Ltd.	385	180,961
Mitsui Chemicals, Inc.	22	538
Novozymes A/S, ADR	920	58,425
Nutrien Ltd.*	2,477	240,740
Sasol Ltd.*	16,172	422,957
Shin Etsu Chemical Co., Ltd., ADR*	2,744	97,330
Shin-Etsu Chemical Co., Ltd.	654	92,538
Solvay SA	373	36,440
Sumitomo Chemical Co., Ltd.	13,000	53,736
Symrise AG	500	55,251
Umicore SA, ADR	3,052	33,725
		6,413,776
Coal — 0.0%
China Shenhua Energy Co., Ltd., Class H	30,000	100,189
Commercial Services — 3.0%
Adyen NV(a)*	1,212	1,876,981
Allfunds Group, PLC	132,459	1,208,223
Amadeus IT Group SA, ADR*	1,437	89,223
Ashtead Group, PLC	43,469	2,277,642
Atlantia SpA	1,177	28,535
Bidvest Group, Ltd., (The)	22,927	319,714
Brambles Ltd.*	3,635	28,329
Bureau Veritas SA	1,739	50,250
China Merchants Port Holdings Co., Ltd.	60,000	113,853
Edenred	1,223	60,411
Experian, PLC	2,543	85,069
International Container Terminal Services, Inc.	34,757	143,865
Localiza Rent a Car SA, SP ADR	4,006	48,212
New Oriental Education & Technology Group, Inc., SP ADR*	2,260	29,516
Recruit Holdings Co., Ltd.	3,292	119,151
RELX, PLC	158,267	4,538,227
Rentokil Initial, PLC	7,414	47,249
Ritchie Bros Auctioneers, Inc.	545	32,804
TAL Education Group, SP ADR*	7,594	31,135
Transurban Group	6,366	65,477
TravelSky Technology Ltd., Class H	19,000	30,903
		11,224,769
Computers — 1.6%
AutoStore Holdings Ltd.*	608,885	1,448,542
Capgemini SE	151	29,341
CGI, Inc.*	793	67,746
Check Point Software Technologies Ltd.*	276	34,522
CyberArk Software Ltd.*	576	80,006
EPAM Systems, Inc.*	1,796	607,982
Fujitsu Ltd.	422	63,365
Globant S.A.*	1,679	318,187
Infosys Ltd., SP ADR	27,086	510,842
Nomura Research Institute Ltd.	77,500	2,119,735
Obic Co., Ltd.	800	117,866
Tata Consultancy Services Ltd.	8,515	367,182
Teleperformance	266	88,318
Wipro, Ltd., ADR	38,844	232,287
		6,085,921
Cosmetics/Personal Care — 1.5%
Beiersdorf AG	912	94,657
Essity AB, Class B	3,391	89,070
Lion Corp.	7,700	85,964
L'Oreal SA	68	24,018
L'Oreal SA, ADR	3,400	239,598
Proya Cosmetics Co., Ltd., Class A	24,277	565,108
Shiseido Co., Ltd.	700	29,362
Unicharm Corp.	1,887	64,745
Unilever, PLC	86,007	4,139,823
Unilever, PLC, SP ADR	8,649	418,006
		5,750,351
Distribution/Wholesale — 3.2%
Azelis Group NV	82,848	2,079,449
Bunzl, PLC	157,695	5,497,591
Ferguson, PLC	13,742	1,652,492
Ferguson, PLC	8,291	991,272
IMCD NV	8,243	1,232,755
ITOCHU Corp.	3,700	106,137
ITOCHU Corp., ADR*	426	24,354
Jardine Cycle & Carriage Ltd.	4,000	85,513
Mitsui & Co., Ltd.	3,159	79,350
Sendas Distribuidora SA	2,775	45,843
		11,794,756
Diversified Financial Services — 2.3%
BAC Holding International Corp.*	171,780	15,301
Banco BTG Pactual SA*	149,445	789,904
Capitec Bank Holdings Ltd.	3,704	532,919
Chailease Holding Co., Ltd.	51,355	395,153
China International Capital Corp., Ltd., Class H(a)	15,200	28,942
CITIC Securities Co., Ltd., Class H	14,000	30,301
Deutsche Boerse AG	17,071	2,869,003
Deutsche Boerse AG, ADR	2,810	47,096
Futu Holdings Ltd., ADR*	852	31,277
Hong Kong Exchange & Clearing Ltd.	1,780	76,804
Housing Development Finance Corp., Ltd.	27,965	823,199
Huatai Securities Co., Ltd., Class H(a)	21,800	30,511
Japan Exchange Group, Inc., ADR	88,600	1,401,629
KB Financial Group, Inc.	16,252	794,292
KB Financial Group, Inc., ADR*	6,431	314,733
London Stock Exchange Group, PLC	791	73,810
London Stock Exchange Group, PLC, ADR	2,464	57,904
Sanlam Ltd., SP ADR	5,156	44,715
SBI Holdings, Inc. (Japan)	2,600	52,744
Singapore Exchange Ltd.	6,000	41,597
St James's Place, PLC	5,807	94,707
		8,546,541
Electric — 0.8%
China Longyuan Power Group Corp. Ltd., Class H	14,000	29,812
China Resources Power Holdings Co Ltd.	14,000	28,791
CLP Holdings Ltd.	17,500	174,411
Dubai Electricity & Water Authority PJSC*	542,413	376,568
E.ON SE	4,210	42,975
Elia Group SA/NV	542	89,167
Endesa SA	1,459	32,322
Enel SpA	9,556	62,087
Engie SA, SP ADR	8,968	120,709
Fortis, Inc.	2,870	144,533
Fortum Oyj	1,565	28,927
Iberdrola SA	8,686	102,916
Iberdrola SA, SP ADR	1,618	76,693
Kansai Electric Power Co Inc., (The)	2,800	27,367
National Grid, PLC	2,867	42,296
National Grid, PLC, SP ADR	2,605	193,760
Orsted A/S(a)	320	36,067
Power Assets Holdings Ltd.	29,500	192,611
Power Grid Corp. of India Ltd.	236,415	706,094
RWE AG	1,891	83,441
SSE, PLC, ADR	5,415	120,538
Terna Rete Elettrica Nazionale SpA	6,010	50,944
Tokyo Electric Power Co Holdings, Inc.*	7,100	26,512
Uniper SE	1,092	28,260
		2,817,801
Electrical Components & Equipment — 0.4%
ABB, Ltd.	4,533	139,773
Legrand SA	12,660	1,097,164
Schneider Electric SE	698	96,946
Schneider Electric SE, ADR	4,025	111,533
		1,445,416
Electronics — 0.9%
AAC Technologies Holdings, Inc.	13,500	29,362
Assa Abloy AB, Class B	58,220	1,435,186
Azbil Corp.	1,000	29,470
BYD Electronic International Co., Ltd.	14,500	32,181
Halma, PLC	17,194	483,155
Hirose Electric Co., Ltd.	427	59,185
Hon Hai Precision	212,353	823,361
Hoya Corp.	670	71,313
Hoya Corp., SP ADR*	487	52,538
Murata Manufacturing Co., Ltd.	1,119	71,907
Murata Manufacturing Co., Ltd., ADR*	5,048	80,919
Nidec Corp.	78	5,215
Nidec Corp., SP ADR*	4,640	77,674
Shimadzu Corp.	700	25,534
TDK Corp.	900	30,910
Venture Corp., Ltd.	2,300	29,951
		3,337,861
Energy-Alternate Sources — 0.2%
Suzhou Maxwell Technologies Co., Ltd., Class A	9,800	552,821
Vestas Wind System	2,480	63,345
Xinyi Solar Holdings Ltd.	16,000	28,400
		644,566
Engineering & Construction — 0.3%
Aena SME SA(a)*	201	30,664
Airports of Thailand PCL*	354,300	721,801
CK Infrastructure Holdings Ltd.	4,000	26,776
Ferrovial SA	3,085	79,568
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR, Class B	392	58,949
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	102,344
LendLease Group	3,651	28,147
Shimizu Corp.	5,200	27,631
Singapore Technologies Engineering Ltd.	13,400	40,157
Taisei Corp.	1,600	47,707
Vinci SA, ADR	3,476	84,050
		1,247,794
Entertainment — 0.1%
MultiChoice Group	5,548	47,448
MultiChoice Group, Ltd., ADR	93	774
OPAP SA	14,085	210,278
Oriental Land Co., Ltd.	613	91,097
Toho Co Ltd/Tokyo	1,100	43,355
		392,952
Environmental Control — 0.1%
China Conch Environment Protection Holdings Ltd.*	173,500	114,087
China Conch Venture Holdings Ltd.	90,000	234,116
		348,203
Food — 1.0%
Ajinomoto Co, Inc.	1,100	26,661
Carrefour SA	2,444	50,129
China Mengniu Dairy Co., Ltd.*	15,703	80,399
Chocoladefabriken Lindt & Spruengli AG	6	60,359
Cia Brasileira de Distribuicao, SP ADR*	2,775	11,988
Coles Group Ltd.	4,109	51,559
J Sainsbury PLC	9,629	27,696
JBS SA, ADR	690	10,323
KIKKOMAN Corp.	500	26,481
Koninklijke Ahold Delhaize NV	45,967	1,267,554
Koninklijke Ahold Delhaize NV, SP ADR	4,031	111,618
Marine Harvest	1,851	48,314
MASAN GROUP Corp.	50,760	245,815
Meiji Holdings Co., Ltd.	1,600	78,834
Nestle SA	4,726	578,071
Nestle SA, SP ADR	6,845	834,816
Nisshin Seifun Group, Inc.	2,300	26,919
Seven & i Holdings Co., Ltd.	600	25,120
Seven & i Holdings Co., Ltd., ADR*	3,000	62,640
Tesco, PLC	8,947	29,181
Wilmar International Ltd.	29,000	88,230
Woolworths Group Ltd.	4,264	105,773
Yakult Honsha Co., Ltd.	1,000	55,032
		3,903,512
Food Service — 0.4%
Compass Group, PLC	65,625	1,471,069
Compass Group, PLC, SP ADR	7,353	166,692
		1,637,761
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	29,985
UPM-Kymmene Corp.	1,590	56,474
		86,459
Gas — 0.1%
China Gas Holdings Ltd.	21,600	32,183
China Resources Gas Group Ltd.	6,000	25,104
ENN Energy Holdings Ltd.	6,000	91,800
Osaka Gas Co., Ltd.	4,600	86,225
Snam SpA	9,397	54,663
Tokyo Gas Co., Ltd.	1,300	25,398
		315,373
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	170,400	1,365,250
Sandvik AB	3,286	67,546
Schindler Holding AG	441	88,497
Techtronic Industrials Co., Ltd.	43,875	573,158
		2,094,451
Healthcare-Products — 3.1%
Alcon, Inc.	76,310	5,726,350
Alcon, Inc., ADR	1,128	84,295
Carl Zeiss Meditec AG	225	30,104
Cochlear Ltd.	376	59,985
Coloplast A/S, ADR	1,070	12,680
Coloplast A/S, Class B	327	38,880
Essilor International Cie Generale d'Opitque SA	25,892	4,181,922
EssilorLuxottica SA, ADR	144	11,635
Getinge AB, Class B	993	28,818
Koninklijke Philips	38,879	1,002,170
Olympus Corp.	2,000	41,799
QIAGEN NV*	2,099	96,449
Sartorius Stedim Biotech	89	30,743
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	26,624
Siemens Healthineers AG(a)	1,037	62,318
Terumo Corp.	2,262	73,024
		11,507,796
Healthcare-Services — 0.3%
Apollo Hospitals Enterprise Ltd.	4,847	247,445
BioMerieux	301	31,668
Fresenius Medical Care AG & Co., KGaA	482	29,404
Genscript Biotech Corp.*	10,000	29,591
Lonza Group AG	182	109,729
Lonza Group AG, ADR	370	22,289
Pharmaron Beijing Co., Ltd., Class A	31,500	563,566
Ramsay Health Care Ltd.	513	28,755
Sonic Healthcare Ltd., SP ADR	3,345	89,512
Wuxi Biologics Cayman, Inc.(a)*	15,536	114,883
		1,266,842
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings Ltd.	10,000	70,836
MELI Kaszek Pioneer Corp., Class A*	20,089	202,698
Swire Pacific, Ltd., Class A	5,000	30,337
		303,871
Home Builders — 0.0%
Sekisui Chemical Co., Ltd.	768	10,986
Sekisui House Ltd.	4,000	71,071
		82,057
Home Furnishings — 0.1%
Electrolux AB	972	15,113
Panasonic Corp.	3,200	29,362
Sony Corp., SP ADR*	4,806	452,101
		496,576
Household Products/Wares — 0.1%
Henkel Ag & Co., KGaA	2,162	145,955
Reckitt Benckiser Group, PLC, SP ADR	13,660	213,233
		359,188
Insurance — 4.9%
Admiral Group, PLC	66,503	1,861,904
Aegon NV	14,288	76,070
Ageas SA NV	2,481	124,866
AIA Group Ltd.	102,000	1,056,739
AIA Group, Ltd., SP ADR	9,630	397,912
Allianz SE, SP ADR	6,060	127,018
Aon, PLC, Class A	24,999	6,891,474
Baloise Holding AG	522	88,864
China Life Insurance Co., Ltd., Class H	46,000	70,571
China Pacific Insurance Group Co., Ltd., Class H	13,000	30,329
CNP Assurances	12,462	279,612
Dai-ichi Life Holdings, Inc.	6,692	138,275
Hannover Rueck SE	286	43,798
Lancashire Holdings Ltd.	348,744	1,743,107
Legal & General Group, PLC	36,815	120,526
Manulife Finanical Corp.	6,860	127,116
NN Group NV	3,039	150,618
Sampo, Class A, PLC	56,916	2,574,478
Sun Life Financial, Inc.	2,753	134,374
Suncorp Group Ltd.	18,597	151,452
T&D Holdings, Inc.	5,200	60,072
Topdanmark AS	30,949	1,663,154
ZhongAn Online P&C Insurance Co., Ltd.*, Class H(a)	11,300	37,793
Zurich Insurance Group AG, ADR*	740	33,951
Zurich Insurance Group AG	202	92,511
		18,076,584
Internet — 3.6%
Alibaba Group Holding Ltd.*	145,000	1,741,484
Alibaba Group Holdings, Ltd., SP ADR*	1,193	114,588
Auto Trader Group, PLC(a)	4,253	31,639
Baidu, Inc., SP ADR*	3,986	559,435
China Literature, Ltd.(a)*	15,000	65,850
East Money Information Co., Ltd., Class A	1	4
Hello Group, Inc., SP ADR	6,342	38,559
JD.com, Inc., ADR	2,393	134,295
JOYY, Inc., ADR	1,104	46,798
Just Eat Takeaway.com NV, SO ADR*	12,650	56,166
Meituan, ADR*	7,392	346,611
Meituan Dianping, Class B(a)*	64,800	1,520,539
Mercadolibre, Inc.*	354	278,201
momo.com, Inc.	14,000	399,574
MonotaRO Co., Ltd.	25,400	370,842
Naspers, Ltd., SP ADR	4,780	103,535
Naver Corp.	1,033	239,191
Pinduoduo, Inc., ADR*	2,583	130,054
Prosus NV*	3,869	200,025
Seek Ltd.	4,272	74,034
Tencent Holdings Ltd.	137,330	6,278,505
Tencent Holdings, Ltd., ADR	11,394	518,883
Tencent Music Entertainment Group, ADR*	11,332	47,368
Trip.com Group Ltd., ADR*	60	1,324
United Internet AG	927	30,463
		13,327,967
Investment Companies — 2.1%
Groupe Bruxelles Lambert SA	56,246	5,186,979
L E Lundbergforetagen AB	631	31,083
Melrose Indust, PLC	1,456,149	2,484,855
Wendel SA	888	91,378
		7,794,295
Iron/Steel — 0.3%
BlueScope Steel Ltd.	6,357	82,430
Cia Siderurgica Nacional SA, SP ADR	41,580	187,942
Fortescue Metals Group Ltd.	5,658	81,685
Nippon Steel & Sumitomo Metal Corp.	8,000	139,413
Posco, SP ADR*	3,580	205,922
Vale SA, SP ADR	12,347	222,863
Voestalpine AG	1,763	51,762
		972,017
Leisure Time — 0.0%
Merida Industry Co., Ltd.	11,351	101,253
Shimano, Inc.	236	41,371
Yamaha Corp.	700	28,785
		171,409
Life Sciences Tools & Services — 0.6%
Eurofins Scientific SE*	24,464	2,283,598
Lodging — 0.0%
Huazhu Group, Ltd., ADR	1,879	61,068
InterContinental Hotels Group, PLC	1,515	94,259
Melco Resorts & Entertainment, Ltd., ADR*	5,240	29,554
		184,881
Machinery-Construction & Mining — 0.7%
Epiroc AB, Class A*	70,535	1,367,740
Hitachi, Ltd.	901	46,750
Hitachi Ltd., ADR*	1,830	189,496
Komatsu Ltd.	4,400	109,396
Mitsubishi Electical Corp.	2,600	28,488
Siemens Energy AG	960	18,562
Weir Group, PLC, (The)	43,447	870,819
		1,442,978
Machinery-Diversified — 1.6%
Atlas Copco AB	6,804	76,359
Atlas Copco AB, Class A, SP ADR	6,624	74,122
CNH Industrial NV	6,623	98,995
Daifuku Co Ltd.	400	25,080
Estun Automation Co., Ltd., Class A	108,300	273,603
FANUC Corp.	200	32,600
GEA Group AG	97,766	3,910,873
Haitian International Holdings Ltd.	11,000	28,217
Keyence Corp.	1,600	636,122
KION Group AG	600	29,562
Kubota Corp., SP ADR*	883	81,245
Miura Co Ltd.	1,300	29,205
NARI Technology Co., Ltd., Class A	100,450	515,368
Omron Corp.	500	28,697
SMC Corp.	110	56,873
SMC Corp., ADR*	2,280	59,052
Sumitomo Heavy Industries Ltd.	2,000	47,147
		6,003,120
Media — 1.9%
Informa, PLC*	4,850	33,337
Liberty Media Corp-Liberty Formula One, Class C*	7,220	449,734
Pearson, PLC, SP ADR	15,198	146,205
Shaw Communications, Inc., Class B	9,386	265,624
Thomson Reuters Corp.	1,419	140,538
Wolters Kluwer	62,138	6,131,242
Wolters Kluwer NV, SP ADR	667	66,060
		7,232,740
Metal Fabricate/Hardware — 0.1%
SKF AB	1,827	32,362
Tenaris SA, ADR	11,745	391,578
		423,940
Mining — 1.6%
Agnico Eagle Mines Ltd.	783	41,444
Anglo American Platinum Ltd.	1,509	165,147
Antofagasta, PLC	8,790	164,075
Barrick Gold Corp.	6,196	126,956
BHP Billiton Ltd., SP ADR	2,646	186,966
Boliden AB*	2,900	122,037
Cameco Corp.	26,892	658,047
Franco-Nevada Corp.	1,038	147,458
Groupo Mexico SAB de CV SA, Class B	287,471	1,419,352
Ivanhoe Mines Ltd.*, Class A	27,500	209,590
Lynas Rare Earths Ltd.*	44,632	312,816
MMC Norilsk Nickel PJSC, ADR(a)	2,034	20
Newmont Corp.	9,752	661,673
Norsk Hydro ASA	15,202	121,985
Paladin Energy Ltd.*	367,227	207,234
Pan American Silver Corp.	1,261	27,704
Polyus PJSC	1,719	–
Rio Tinto, PLC, SP ADR	1,211	88,936
South32 Ltd.	44,192	155,476
Southern Copper Corp.	3,807	235,197
Sumitomo Metal Mining Co., Ltd.	2,000	83,625
Teck Resources, Ltd., Class B	8,215	341,251
Wheaton Precious Metals Corp.	12,091	499,479
		5,976,468
Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	411	28,094
Orica Ltd.	5,536	64,138
Siemens AG	1,920	253,446
Sunny Optical Technology Group Co., Ltd.	5,869	92,623
Toshiba Corp.	96	4,292
		442,593
Office/Business Equipment — 0.1%
Canon, Inc.	2,700	68,569
Fujifilm Holdings Corp.	1,100	60,587
Ricoh Co., Ltd.	3,400	28,571
Seiko Epson Corp.	2,000	33,481
		191,208
Oil & Gas — 3.3%
BP, PLC, SP ADR	1	32
Canadian Natural Resources Ltd.	4,335	287,541
DCC, PLC	81,870	5,788,559
Eni SpA	96,055	1,454,813
Equinor ASA, SP ADR	3,137	118,139
Galp Energia SGPS SA	3,396	44,339
Idemitsu Kosan Co., Ltd.	1,100	29,670
Imperial Oil Ltd.	2,792	154,816
Inpex Corp.	6,228	79,912
Lundin Petroleum AB	1,163	55,808
Neste Oyj	756	34,725
OMV AG	4,843	282,933
PetroChina Co., Ltd., Class H	340,000	179,043
Petroleo Brasileiro, SP ADR*	47,938	665,379
Reliance Industries Ltd.	37,073	1,248,933
Repsol SA	7,844	125,868
Santos Ltd.	19,946	116,080
Shell, PCL, ADR	14,983	887,293
Suncor Energy, Inc.	1,090	44,014
Total SA, SP ADR	7,259	426,829
Woodside Energy Group Ltd.	7,291	153,813
		12,178,539
Oil &Gas Services — 0.1%
SCHLUMBERGER Ltd.	12,061	554,324
Pharmaceuticals — 9.6%
Alfresa Holdings Corp.	256,100	3,362,353
Aspen Pharmacare Holdings, Ltd., ADR	6,986	71,851
Astellas Pharma, Inc.	116,600	1,862,209
Astellas Pharma, Inc., ADR*	190	3,023
AstraZeneca, PLC	20,807	2,749,925
AstraZeneca, PLC, SP ADR	7,332	487,431
Bayer AG	1,102	78,846
Chugai Pharmaceutical Co., Ltd.	2,000	54,676
Cipla Ltd/India	30,978	395,450
CSPC Pharmaceutical Group Ltd.	23,040	24,618
Daiichi Sankyo Co., Ltd.	3,848	102,049
Daiichi Sankyo Co., Ltd., ADR*	876	23,196
Dr. Reddy's Laboratories, Ltd., ADR	3,953	218,799
Euroapi SA*	1,557	22,632
Glaxosmithkline, PLC	208,987	4,555,985
Glaxosmithkline, PLC, SP ADR	8,330	365,687
Grifols SA,ADR	2,969	38,241
Kobayashi Pharmaceutical Co., Ltd.	471	31,553
Kyowa Kirin Co Ltd.	1,400	30,162
Merck KGaA	587	110,678
Novartis AG	45,386	4,122,856
Novartis AG, SP ADR	5,895	536,091
Novo Nordisk A/S, Class B	26,903	2,987,593
Novo-Nordisk AS, SP ADR	6,449	711,970
Ono Pharmaceutical Co., Ltd.	2,900	76,783
Orion Corporation, Class B	672	27,575
Otsuka Holdings Co., Ltd.	1,100	36,649
Pfizer, Inc.	15,922	844,503
Recordati SPA	62,228	2,788,572
Roche Holdings AG	10,234	3,487,657
Roche Holdings AG, SP ADR	13,552	576,502
Sanofi	35,823	3,833,342
Sanofi, ADR	5,834	310,661
Santen Pharmaceutical Co., Ltd.	3,500	28,225
Shanghai Fosun Pharmaceutical Group Co Ltd., Class H	7,500	31,562
Shionogi & Co., Ltd.	500	26,637
SINOPHARM GROUP Co.	12,000	29,681
Sumitomo Pharma Co., Ltd.	3,200	27,384
Sun Pharmaceutical Industries Ltd.	47,622	526,685
UCB SA	21	1,853
		35,602,145
Pipelines — 0.1%
Enbridge, Inc.	6,937	320,143
TC Energy Corp.	1,299	75,134
		395,277
Private Equity — 0.4%
3i Group, PLC	3,463	55,380
Antin Infrastructure Partners SA*	13,886	449,604
Bridgepoint Group, PLC(a)	148,030	601,007
Macquarie Korea Infrastructure Fund	26,497	304,061
Partners Group Holding AG	94	101,142
		1,511,194
Real Estate — 0.6%
Aroundtown SA	6,368	29,917
China Resources Land Ltd.	23,714	105,544
China Vanke Co., Ltd., Class H	26,000	57,449
CK Asset Holdings Ltd.	11,000	71,722
Emaar Properties PJSC	77,098	119,854
Great Eagle Holdings, Ltd.	377,662	834,984
Iguatemi SA	38,900	163,292
KE Holdings, Inc., ADR*	16,748	224,423
Longfor Group Holdings Ltd.(a)	23,000	114,453
REA Group Ltd.	633	50,863
Sun Hung Kai Properties Ltd.	16,000	195,617
Sunac Services Holdings Ltd.(a)	620	334
Swiss Prime Site AG*	947	95,360
Wharf Holdings Ltd., (The)	14,000	46,812
Wharf Real Estate Investment Co., Ltd.	14,000	67,559
		2,178,183
REITS — 0.3%
Ascendas Real Estate Investment Trust	23,000	46,772
CapitaLand Mall Trust	25,000	39,873
Goodman Group	6,677	98,220
Japan Prime Realty Investment Corp.	15	47,852
Japan Real Estate Investment Corp.	9	44,621
Japan Retail Fund Investment Corp.	76	64,339
Link	67,900	613,976
Segro, PLC	5,434	75,896
Unibail-Rodamco-Westfield*	938	65,727
United Urban Investment Corp.	51	56,934
		1,154,210
Retail — 2.0%
ANTA Sports Products Ltd.	8,161	92,542
Astra International Tbk PT, ADR	3,615	36,240
Cie Financiere Richemont SA, ADR	12,160	134,490
Fast Retailing Co., Ltd.	147	70,621
Hennes & Mauritz AB, Class B	4,600	63,494
Industria de Diseno Textil SA	2,702	65,131
Industria de Diseno Textil SA, ADR	7,152	85,896
Jiumaojiu International Holdings Ltd.(a)	179,000	419,562
McDonald's Holdings Co Japan Ltd.	1,900	73,945
Moncler SpA	774	37,243
Next, PLC	352	28,776
PriceSmart, Inc.	3,293	258,929
Restaurant Brands International, Inc.	3,260	171,183
Ryohin Keikaku Co., Ltd.	3,500	37,202
Shanghai Pharmaceuticals Holding Co Ltd., Class H	17,500	28,493
Sundrug Co., Ltd.	22,400	484,901
Swatch Group AG, (The)	12,349	3,179,639
TITAN COMPANY Ltd.	13,133	373,280
Tsuruha Holdings	27,400	1,491,888
USS Co., Ltd.	2,500	45,473
Wal-Mart de Mexico SAB de CV	69,748	257,934
Wal-Mart de Mexico SAB de CV, SP ADR	1,129	41,784
Zalando SE(a)*	717	29,172
Zhongsheng Group Holdings Ltd.	4,500	31,914
		7,539,732
Semiconductors — 7.7%
ASE Technology Holding Co., Ltd. ADR	6,033	43,136
ASML Holding NV	1,524	876,993
ASML Holding NV, ADR	2,086	1,202,141
Mediatek, Inc.	10,000	309,211
Micron Technology, Inc.	6,217	459,063
Rohm Co., Ltd.	40	3,269
Samsung Electronic Co., Ltd.	117,197	6,372,933
Samsung Electronic Co., Ltd., GDR	3,744	5,029,193
SK Hynix, Inc.	917	79,479
SUMCO Corp.	34	548
Taiwan Semiconductor Manufacturing Co., Ltd.	283,122	5,354,099
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	85,625	8,160,063
Tokyo Electron Ltd.	400	183,354
Tokyo Electron, Ltd., ADR*	1,048	120,384
United Microelectronics Corp., SP ADR	36,418	320,843
		28,514,709
Shipbuilding — 0.1%
Hyundai Mipo Dockyard Co., Ltd.*	7,916	534,388
Software — 1.7%
AVEVA Group, PLC	28,058	805,964
BlackBerry Ltd.*	10,732	64,929
Dassault Systemes SE	2,375	100,139
Dassault Systemes SE, ADR	2,450	103,317
Kaspi.KZ JSC	8,629	455,334
Kingsoft Corp. Ltd.	9,000	30,130
Konami Holdings Corp.	400	27,068
NetEase, Inc.	90,900	1,901,075
NetEase, Inc., ADR	1,380	143,147
Nexon Co., Ltd.	2,300	56,691
Open Text Corp.	2,121	86,982
Playtech, PLC*	107,589	758,955
SimCorp A/S	20,779	1,638,572
TeamViewer AG*	4,442	30,894
Temenos AG	314	30,507
Ubisoft Entertainment SA*	742	39,009
		6,272,713
Telecommunications — 3.7%
America Movil SAB de CV, Class L, SP ADR	23,681	505,353
BCE, Inc.	5,954	324,195
Bharti Airtel Ltd.*	59,981	539,180
Chunghwa Telecom Co., Ltd., SP ADR	10,212	439,116
Deutsche Telekom AG, SP ADR	5,690	117,043
Elisa OYJ	619	35,031
KDDI Corp.	157,548	5,496,234
Koninklijke KPN NV	8,135	29,611
KT Corp.	20,466	625,005
Millicom International Cellular SA, SDR*	116	1,931
MTN Group Ltd.	69,023	744,003
NICE Ltd., SP ADR*	288	57,232
Nippon Telegraph & Telephone Corp.	2,100	64,160
Nippon Telegraph & Telephone Corp., ADR*	984	30,179
Nokia OYJ, SP ADR	12,708	63,667
Orange SA	5,001	62,605
PLDT, Inc., SP ADR	3,600	133,164
Singapore Telecommunications Ltd.	19,900	37,506
SK Telecom Co Ltd., SP ADR	2	51
SoftBank Corp.	13,279	152,983
SoftBank Group Corp.	1,000	41,419
Spark New Zealand Ltd.	9,362	29,611
Swisscom AG	318	188,057
Telefonaktiebolaget LM Ericsson, Class B	427,356	3,470,403
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	20,160
Telefonica Brasil SA, ADR	3,635	39,040
Telefonica SA	9,725	52,877
Telekomunikasi Indonesia Persero Tbk PT	1,788,500	528,022
Turkcell Iletisim Hizmetleri AS, ADR	8,081	24,243
		13,852,081
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	59,422
Nintendo Co., Ltd.	200	89,298
Nintendo Co., Ltd., ADR*	1,152	64,051
		212,771
Transportation — 0.9%
Aurizon Holdings Ltd.	22,111	63,696
Canadian National Railway Co.	3,433	390,607
Canadian Pacific Railway Ltd.	1,055	75,369
COSCO SHIPPING Holdings Co., Ltd.*, Class H	18,000	31,849
Deutsche Post AG, SP ADR	3,012	124,968
DSV AS	10,943	1,799,432
DSV PANALPINA A S, ADR	826	68,104
Keio Corp.	800	26,724
Keisei Electric Railway Co., Ltd.	1,000	26,099
Mitsui OSK Lines Ltd.	9,000	239,161
MTR Corp. Ltd.	29,000	156,426
Nippon Yusen KK	300	24,800
Odakyu Electric Railway Co., Ltd.	2,000	26,389
Poste Italiane SpA(a)	3,442	37,285
SG Holdings Co., Ltd.	2,446	44,109
Tokyu Corp.	2,300	26,101
ZTO Express Cayman, Inc., ADR	3,209	86,450
		3,247,569
Water — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	4,592	44,221
Severn Trent, PLC	2,060	75,678
United Utilities Group, PLC	268,683	3,581,599
		3,701,498
TOTAL COMMON STOCKS
(Cost $315,066,793)		337,165,683
PREFERRED STOCKS - 0.3%
Auto Manufacturers — 0.0%
Porsche Auto SE 3.447%	851	69,703
Banks — 0.1%
Banco Bradesco SA, ADR 4.004%	44,550	189,337
Bancolombia SA, SP ADR 2.298%	1,414	63,503
		252,840
Chemicals — 0.1%
FUCHS PETROLUB SE 3.562%	16,413	504,923
Cosmetics/Personal Care — 0.1%
LG Household & Health Care Ltd. 2.928%	1,387	451,697
TOTAL PREFERRED STOCKS
(Cost $1,721,231)		1,279,163
EXCHANGE TRADED FUNDS - 0.2%
Diversified Financial Services — 0.2%
iShares MSCI Saudi Arabia ETF	13,576	634,950
TOTAL EXCHANGE TRADED FUNDS
(Cost $559,934)		634,950
RIGHTS - 0.0%
Telecommunications — 0.0%
Millicom International Cellular SA *	116	470
TOTAL RIGHTS
(Cost $1,144)		470
SHORT-TERM INVESTMENTS - 8.5%
U.S. Bank Money Market Deposit Account, 0.01%(b)	31,514,605	31,514,605
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,514,605)		31,514,605
TOTAL INVESTMENTS - 99.5%
(Cost $348,863,707)		370,594,871
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,889,635
NET ASSETS - 100.0%		$372,484,506

*	Non-income producing security.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2022, total market value of Rule 144A securities is $5,116,658 and represents 1.40% of net assets.

(b)	The rate shown is as of May 31, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Special Drawing Right
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND
PORTFOLIO HODLINGS SUMMARY TABLE
May 31, 2022 (Unaudited)

The following table presents a summary by country of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS
Argentina	0.1%	$278,201
Australia	0.8	3,138,252
Austria	0.1	334,695
Belgium	2.1	7,670,812
Brazil	1.0	3,859,919
Canada	1.70	6,278,072
Chile	0.1	194,141
China	6.0	22,407,404
Colombia	0.0	42,172
Denmark	2.6	9,826,721
Finland	0.8	2,938,923
France	6.9	25,577,528
Germany	3.7	13,649,300
Greece	0.1	210,278
Hong Kong	1.6	5,886,627
India	3.3	12,247,240
Indonesia	0.5	1,885,489
Ireland	4.6	17,084,334
Isle Of Man	0.2	758,955
Israel	1.1	4,151,153
Italy	1.8	6,615,748
Japan	7.2	26,672,937
Kazakhstan	0.1	455,334
Luxembourg	0.1	423,426
Malaysia	0.1	312,816
Mexico	1.0	3,545,923
Netherlands	4.1	15,311,968
New Zealand	0.0	29,611
Norway	0.5	1,984,176
Panama	0.0	15,301
Peru	0.1	235,197
Philippines	0.1	277,029
Portugal	0.0	44,339
Qatar	0.2	650,074
Russia	0.0	20
Singapore	1.0	3,703,048
South Africa	0.7	2,659,943
South Korea	4.1	15,219,691
Spain	0.3	1,138,917
Sweden	2.7	9,987,631
Switzerland	5.6	20,977,684
Taiwan	4.5	16,688,565
Thailand	1.8	6,641,029
Turkey	0.0	24,243
United Arab Emirates	0.1	496,422
United Kingdom	14.2	52,758,024
United States	3.0	11,312,369
Uruguay	0.1	318,187
Vietnam	0.1	245,815
PREFERRED STOCKS
Brazil	0.1	189,337
Colombia	0.0	63,503
Germany	0.2	574,626
South Korea	0.1	451,697
EXCHANGE TRADED FUNDS
United States	0.2	634,950
RIGHTS	0.0
Luxembourg	0.0	470
SHORT-TERM INVESTMENTS
United States	8.5	31,514,605
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	1,889,635
	100.0%	$372,484,506

Portfolio holdings are subject to change at any time.

AQUARIUS INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$337,165,683	$71,225,692	$265,939,971	$20
Preferred Stocks	1,279,163	252,840	1,026,323	-
Exchange-Traded Funds	634,950	634,950	-	-
Rights	470	470	-	-
Short-Term Investments	31,514,605	31,514,605	-	-
Total Investments*	$370,594,871	$103,628,557	$266,966,294	$20

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.